Cover	Feb. 02, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39668
Entity Registrant Name	Archer Aviation Inc.
Entity Central Index Key	0001824502
Entity Tax Identification Number	85-2730902
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	190 West Tasman Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	650
Local Phone Number	272-3233
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ACHR
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	ACHR WS
Security Exchange Name	NYSE